Cover	Jun. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38801
Entity Registrant Name	AERSALE CORPORATION
Entity Central Index Key	0001754170
Entity Tax Identification Number	84-3976002
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 Alhambra Plaza
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	764-3245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ASLE
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Common Stock, at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Common Stock, at an exercise price of $11.50
Trading Symbol	ASLEW
Security Exchange Name	NASDAQ